Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Notes payable secured by equipment	$ 357,000
Note payable secured by assets	50,000	56,000
Note payable-Payroll Protection Loan	134,000
Note payable- Economic Injury Disaster Loan	150,000
Total notes payable outstanding	691,000	55,850
Current portion	182,000	$ 55,850	$ 180,000
Long-term portion	$ 509,000